Long-Term Loans - Schedule of Loan Agreement (Details)	6 Months Ended
Jun. 30, 2025 USD ($)
Schedule of Loan Agreement [Line Items]
Balance as of January 1, 2025	$ 35,000,000
Addition	5,000,000
Balance as of June 30, 2025	40,000,000
Agreement A [Member]
Schedule of Loan Agreement [Line Items]
Balance as of January 1, 2025	35,000,000
Addition
Balance as of June 30, 2025	35,000,000
Agreement B [Member]
Schedule of Loan Agreement [Line Items]
Balance as of January 1, 2025
Addition	5,000,000
Balance as of June 30, 2025	$ 5,000,000